Per Share Information - Schedule of Per Share Information (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Basic weighted average number of shares outstanding	862	842
Effect of dilutive stock options and restricted share units	3	3
Diluted weighted average number of shares outstanding	865	845